Finance Income and Finance Expense (Details) - Schedule of finance income and finance expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Finance Income and Finance Expense Abstract
Interest income	SFr 969	SFr 3,219	SFr 258
Net foreign currency exchange gain	745,260	1,458,429	3,207,649
Revaluation gain from derivative financial instruments	451,131	5,085
Total finance income	1,197,360	1,466,733	3,207,907
Interest expense (incl. Bank charges)	911,869	189,695	135,151
Net foreign currency exchange loss	690,615	1,129,788	3,541,202
Revaluation loss from derivative financial instruments		416,003	2,250,222
Transaction costs	1,137		219,615
Total finance expense	1,603,621	1,735,486	6,146,190
Finance expense, net	SFr (406,261)	SFr (268,753)	SFr (2,938,283)